Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Components of Deferred Tax Provision [Line Items]
Notes and accounts receivable	$ 82	$ 141
Stock-based compensation	544	615
Allowance for sales return	173	105
Inventory reserve	1,478	814
Foreign currency translation	(1,949)	(1,273)
Property and equipment	360	452
Investment tax credits	8,295	7,823
Net operating loss carryforwards	10,651	9,621
Others	20	14
Valuation allowance	(19,044)	(16,791)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 610	$ 1,521